Fair Value Measurements - Reconciliation of fair value measurements of available-for-sale debt investments (Details) - Available-for-sale Securities - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value Measurements
Beginning balance	¥ 309	¥ 304	¥ 29,401
Change in fair value	0		(24,010)
Currency translation adjustment	4	5	893
Impairment			(5,980)
Ending balance	¥ 313	¥ 309	¥ 304